FORM 13F HOLDINGS REPORT

13F-HR
03/31/2003
FRANCIS M. REPS
0001073402
gs@kq5bm
REPS FRANCIS M.
NONE
1

FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com

13F-HR
Form 13F Holdings Report

UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE








Report for the Calendar Year or Quarter Ended: March 31, 2003



Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:		Francis M. Reps, Investment Advisor
Address: 	1201 Easy Street
		Wickenburg, AZ  85390

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Fran Younger
Title:	Assistant
Phone:	805-545-7712

Signature, place and date of Signing:

Fran Younger      San Luis Obispo, CA    April 4, 2003

Report type (check only one):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F HOLDINGS REPORT

















Report Summary

Number of Other Included Managers	0

Form 13F Table Entry Total	1

Form 13F Table Information Value Total	$86,887,415.75





NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/PRN	INVSTMT	OTHER 	VOTING AUTHORITY

							(X$1000)		PRN AM		DSCRETN	MANAGRS
	SOLE/SHARED/NONE


AMER CAP STRAT		COM		024937104	 1120    50000	SH	SOLE	        50000
COMPUTER ASSOC.		COM		204912109	 4248	311000	SH	SOLE	       311000
ENERPLUS RESOURCES     COM            29274D604       11735  612500  SH	SOLE	       612500
HEWLETT PACKARD CPQ.	COM		428236103        492    31625	SH	SOLE		31625
KROEGER			COM		501044101	  394	 30000	SH	SOLE	        30000
NEWMONT MINING		COM		651639106	 5047   193000 SH 	SOLE	       193000
NOBLE CORP		COM		G65422100	 2356	 75000	SH	SOLE	        75000
OFFSHORE INC.		COM		G90078109	  307	 15000	SH	SOLE		15000
PERMIAN BASIN		COM		714236106	21900   3750000	SH	SOLE	      3750000
PIMCO STRT GLBL GVT FD	COM		72200X104	 2021	175700	SH	SOLE	       175700
SAN JUAN ROYALTY TRUST	COM		798241105	33267  2260000	SH	SOLE	      2260000
TYCO INTERNATNL.	COM		902124106	 3999	311000	SH	SOLE	       311000










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